Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss before tax	¥ (65,799)	¥ (890,439)	¥ (58,582)
Finance costs	7,027	4,848	7,684
Finance income	(9)	(34)	(79)
Depreciation of property, plant and equipment	1,966	14,966	10,709
Depreciation of right-of-use assets	2,198	3,433	4,139
Amortisation of intangible assets	5,650	18,626	8,422
Loss on disposal of property, plant and equipment	3,241	809	1,112
Covid-19-related rent concessions from a lessor		(859)
Recognition of equity-settled share-based payment expenses	5,680	15,208	53,933
Share of loss of a joint venture			491
Change in fair value of equity investment at fair value through profit or loss		1,000
Impairment of trade receivables, net	1,924	99,595	18,653
Impairment of other receivables and other assets, net	2,958	20
Impairment of amount due from related parties		19	2,000
Impairment of Inventories		7,840
Impairment of property, plant and equipment		34,858
Impairment of Intangible assets		427,314
Impairment of Goodwill		237,225
Impairment of investment in associate and joint ventures	20,525
Operation profit (loss) before working capital changes	(14,639)	(25,571)	48,482
(Increase)/decrease in inventories	778	(1,117)	(6,357)
Decrease/(increase) in trade receivables	(15,489)	2,487	51,965
Decrease/(increase) in prepayments, other receivables and other assets	(3,136)	2,064	(17,312)
Decrease/(increase) in amounts due from related parties			357
Increase/(decrease) in trade payables	3,356	4,496	3,204
Increase/(decrease) in other payables and accruals	10,796	(2,450)	(6,838)
(Decrease)/increase in contract liabilities	(2,413)	(3,359)	(1,029)
Cash (used in)/generated from operations	(20,748)	(23,450)	72,472
Income tax paid	(20)	(3,029)	(7,782)
Net cash flows (used in) from operating activities	(20,768)	(26,479)	64,690
Cash flows from investing activities
Interest received	9	33	63
Investment in an unlisted equity investment at fair value through profit or loss			(1,000)
Cash obtained from acqusition		315
Purchase of intangible assets		(19,852)	(20,333)
Purchase of property, plant and equipment		(158)	(16,382)
Advance to related parties	(2,758)	(2,089)	(900)
Repayment of advance to related parties	2,535
Repayment from a loan receivable			3,000
Deposits paid for property, plant and equipment			(41,560)
Deposit withdrawal for property, plant and equipment		4,884
Increase in deposits paid for intangible assets		(22,736)	(214,464)
Proceeds from disposal of items of property, plant and equipment	38	866	298
Receipt of the principal portion of net investments in subleases		261	73
Net cash flows provided by (used in) investing activities	(176)	(38,476)	(291,205)
Cash flows from financing activities
Proceeds from issuance of ordinary shares		828	292,958
Repurchase of shares			(1,274)
Proceeds from bank borrowings	34,500	30,000	10,000
Repayment of bank borrowings	(32,000)	(10,000)	(10,000)
Proceeds from other borrowings	19,025	37,880	23,000
Repayment of other borrowings	(4,744)	(36,374)	(35,461)
Advance from related parties	22,003	488
Repayment of amount due to related parties	(9,026)		(7,177)
Payment of the principal portion of lease liabilities	(3,055)	(1,074)	(2,566)
Interest paid related to leases	(264)	(10,413)	(9,639)
Interest paid related to borrowings	(3,346)
Net cash provided by financing activities	23,093	11,335	259,841
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	2,149	(53,620)	33,326
Cash and cash equivalents at beginning of year	5,425	59,045	25,719
CASH AND CASH EQUIVALENTS AT END OF YEAR	¥ 7,574	¥ 5,425	¥ 59,045